Deferred Credits and Other Noncurrent Liabilities - Summary of Deferred Credits and Other Noncurrent Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities and unearned revenues - non-current	₱ 5,625	₱ 8,206
Provision for asset retirement obligations	1,752	1,164	₱ 1,514
Accrual of capital expenditures under long-term financing	44	198
Others	54	39
Deferred credits and non other liabilities	₱ 7,475	₱ 9,607